RESEARCH AND DEVELOPMENT	12 Months Ended
Mar. 31, 2023
RESEARCH AND DEVELOPMENT
RESEARCH AND DEVELOPMENT

18.RESEARCH AND DEVELOPMENT

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2023	March 31, 2022
	$	$
External services	9,505,373	4,724,797
Personnel costs	3,093,398	1,365,278
Share-based payments (Note 15)	262,976	555,664
Supplies and services	118,390	312,477
Total research and development	12,980,137	6,958,216

External services fees relate primarily to fees paid to third parties to further develop RE104 and the RE200 series.